Offsets	May 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Brenmiller Energy Ltd.
Form or Filing Type	F-3
File Number	333-272377
Initial Filing Date	Jun. 02, 2023
Fee Offset Claimed	$ 6,972.34
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 63,269,873.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $6,972.34 (calculated at the filing fee rate in effect at the date of the registrant’s Form F-3 (File No. 333-272377), filed on June 2, 2023 and declared effective on June 8, 2023 (the “Prior Registration Statement”), relating to the portion of the registration fee previously paid with respect to unsold securities registered with an aggregate offering amount of $63,269,873 remaining under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Brenmiller Energy Ltd.
Form or Filing Type	F-3
File Number	333-272377
Filing Date	Jun. 02, 2023
Fee Paid with Fee Offset Source	$ 6,972.34